UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008
Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one):  [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             Bristlecone Value Partners, LLC
Address:          10880 Wilshire Boulevard,
                  Suite 880
                  Los Angeles, CA  90024
13F File Number:  28-11148

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:      Jean-Luc Nouzille
Title:     Managing Partner
Phone:     310-806-4141

Signature,          Place,              and Date of Signing:
JEAN-LUC NOUZILLE   Los Angeles, CA     August 12, 2008

Report Type (Check only one.):
              [X] 13F HOLDINGS REPORT.
              [ ] 13F NOTICE.
              [ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: None

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FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:        0
Form 13F Information Table Entry Total:   38
Form 13F Information Table Value Total:   $51,208

List of Other Included Managers:

None


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
FORM 13F INFORMATION TABLE
								 VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER		VOTING AUTHORITY
NAME OF ISSUER			TITLE OF CLASS	CUSIP		(x$1000)PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE
------------------------------ 	--------------- ---------	-------	-------	---	----	-------	-----------	-------	-------	--------
ALLSTATE CORP			COM		020002101	1291	28311	SH		SOLE			26511	0	1800
AMERICAN EXPRESS CO		COM		025816109	1567	41585	SH		SOLE			38965	0	2620
AMERICAN INTL GROUP INC		COM		026874107	1401	52955	SH		SOLE			49760	0	3195
ANHEUSER BUSCH COS INC		COM		035229103	820	13195	SH		SOLE			12305	0	890
APOLLO GROUP INC		COM		037604105	904	20425	SH		SOLE			19105	0	1320
BANK OF AMERICA CORPORATION	COM		060505104	1303	54597	SH		SOLE			51060	0	3537
BRISTOL MYERS SQUIBB CO		COM		110122108	1239	60327	SH		SOLE			56227	0	4100
CEMEX SAB DE CV			COM		151290889	1911	77361	SH		SOLE			72387	0	4974
CINTAS CORP			COM		172908105	1851	69840	SH		SOLE			65490	0	4350
CITIGROUP INC			COM		172967101	553	33013	SH		SOLE			30994	0	2019
DELL INC			COM		24702R101	2839	129775	SH		SOLE			121680	0	8095
DIRECTV GROUP INC		COM		25459L106	823	31755	SH		SOLE			29700	0	2055
ELECTRONIC DATA SYS NEW		COM		285661104	1854	75261	SH		SOLE			70426	0	4835
EXPEDIA INC DEL			COM		30212P105	659	35869	SH		SOLE			33671	0	2198
EXXON MOBIL CORP		COM		30231G102	972	11024	SH		SOLE			10289	0	735
GENERAL DYNAMICS CORP		COM		369550108	1325	15739	SH		SOLE			14685	0	1054
HARLEY DAVIDSON INC		COM		412822108	1078	29725	SH		SOLE			27825	0	1900
HOME DEPOT INC			COM		437076102	1735	74094	SH		SOLE			69359	0	4735
IAC INTERACTIVECORP		COM		44919P300	680	35259	SH		SOLE			32981	0	2278
INTEL CORP			COM		458140100	2329	108445	SH		SOLE			101325	0	7120
JP MORGAN CHASE & CO		COM		46625H100	1492	43490	SH		SOLE			40640	0	2850
LEGG MASON INC			COM		524901105	1656	38000	SH		SOLE			35585	0	2415
LIBERTY MEDIA CORP NEW		COM		53071M104	1370	92793	SH		SOLE			86794	0	5999
LIBERTY MEDIA CORP NEW		COM		53071M500	836	34510	SH		SOLE			32262	0	2248
MOTOROLA INC			COM		620076109	1361	185427	SH		SOLE			173852	0	11575
NEWELL RUBBERMAID INC		COM		651229106	720	42855	SH		SOLE			39960	0	2895
NOVARTIS A G			COM		66987V109	1428	25950	SH		SOLE			24260	0	1690
PFIZER INC			COM		717081103	1521	87044	SH		SOLE			81334	0	5710
PROGRESSIVE CORP OHIO		COM		743315103	2356	125875	SH		SOLE			117835	0	8040
SPRINT NEXTEL CORP		COM		852061100	2500	263179	SH		SOLE			246369	0	16810
WACHOVIA CORP NEW		COM		929903102	820	52794	SH		SOLE			49714	0	3080
WAL MART STORES INC		COM		931142103	1721	30630	SH		SOLE			28650	0	1980
WASTE MGMT INC DEL		COM		94106L109	1264	33522	SH		SOLE			31277	0	2245
WELLS FARGO & CO NEW		COM		949746101	616	25930	SH		SOLE			24520	0	1410
WESTERN UN CO			COM		959802109	1777	71893	SH		SOLE			67168	0	4725
COVIDIEN LTD			COM		G2552X108	1013	21157	SH		SOLE			19767	0	1390
TYCO INTL LTD BERMUDA		COM		G9143X208	856	21377	SH		SOLE			19987	0	1390
TYCO ELECTRONICS LTD		COM		G9144P105	767	21402	SH		SOLE			20012	0	1390